Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of	As of
	December 31,	December 31,
	2021	2022
Correspondent accounts with Central Bank of Russia (CBR)	3,719	3,025
Сash with banks and on hand	5,249	9,833
Short-term CBR deposits	14,200	27,100
Other short-term bank deposits	9,867	7,507
Less: Allowance for ECL	(2)	(3)
Total cash and cash equivalents	33,033	47,462

Summary of credit quality of cash and cash equivalents based on scale of Russian rating agencies

	As of	As of
	December 31,	December 31,
	2021	2022
	Stage 1	Stage 1
Cash on hand	58	48
Cash with CBR	17,919	30,136
Cash with banks graded ruA- and above	12,985	9,461
Cash with banks graded ruB- and above	1,736	5,913
Cash with banks having no rating	337	1,907
Total	33,035	47,465

Schedule of cash and cash equivalents in different currencies

	As of	As of
	December 31,	December 31,
	2021	2022
Russian ruble	28,908	39,980
Euro	1,310	735
US Dollar	1,786	2,230
Chinese Yuan	1	2,160
Others	1,028	2,357
Total	33,033	47,462